Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Revenues:
Net advertising revenues	[1]	¥ 1,232,210	$ 177,475	¥ 1,226,516	¥ 1,190,158
Paid services revenues	[1]	212,697	30,635	382,680	447,702
Total revenues	[1]	1,444,907	208,110	1,609,196	1,637,860
Cost of revenues	[1]	(726,807)	(104,682)	(829,386)	(781,632)
Gross profit		718,100	103,428	779,810	856,228
Operating expenses:
Sales and marketing expenses	[1]	(339,171)	(48,851)	(346,133)	(330,777)
General and administrative expenses	[1]	(181,677)	(26,167)	(183,989)	(137,818)
Technology and product development expenses	[1]	(161,880)	(23,316)	(170,714)	(149,996)
Total operating expenses	[1]	(682,728)	(98,334)	(700,836)	(618,591)
Income from operations		35,372	5,094	78,974	237,637
Other income:
Interest income		35,113	5,057	30,234	46,535
Interest expense		(7,061)	(1,017)	(2,328)	0
Foreign currency exchange (loss)/gain		9,608	1,384	(1,054)	(6,059)
Gain on disposal of subsidiaries and acquisition of equity investments		0	0	0	29,660
Loss from equity investments, including impairments		(1,776)	(256)	(41,861)	(18,538)
Gain on disposal of an equity investment and acquisition of available-for-sale investments		0	0	4,643	0
Others, net		21,053	3,032	29,294	21,261
Income before tax		92,309	13,294	97,902	310,496
Income tax expense		(14,089)	(2,029)	(25,517)	(48,377)
Net income		78,220	11,265	72,385	262,119
Net loss attributable to noncontrolling interests		2,391	344	1,199	972
Net income attributable to Phoenix New Media Limited		80,611	11,609	73,584	263,091
Net income		78,220	11,265	72,385	262,119
Other comprehensive income (net of nil tax for all years ): fair value remeasurement for available-for-sale investments		247,336	35,624	15,869	40,283
Other comprehensive income (net of nil tax for all years): foreign currency translation adjustment		27,669	3,985	22,813	4,503
Comprehensive income		353,225	50,874	111,067	306,905
Comprehensive loss attributable to noncontrolling interests		2,391	344	1,199	972
Comprehensive income attributable to Phoenix New Media Limited		355,616	51,218	112,266	307,877
Net income attributable to Phoenix New Media Limited		¥ 80,611	$ 11,609	¥ 73,584	¥ 263,091
Class A and Class B ordinary share [Member]
Net income per share:
Basic | (per share)		¥ 0.14	$ 0.02	¥ 0.13	¥ 0.44
Diluted | (per share)		¥ 0.14	$ 0.02	¥ 0.13	¥ 0.43
Weighted average number of ordinary shares used in computing net income per share:
Basic		573,521,536	573,521,536	571,247,723	597,616,623
Diluted		577,037,906	577,037,906	580,785,256	614,620,110
ADS (1 ADS represents 8 Class A ordinary shares) [Member]
Net income per share:
Basic | (per share)		¥ 1.12	$ 0.16	¥ 1.03	¥ 3.52
Diluted | (per share)		¥ 1.12	$ 0.16	¥ 1.01	¥ 3.42
Weighted average number of ordinary shares used in computing net income per share:
Basic		71,690,192	71,690,192	71,405,965	74,702,078
Diluted		72,129,738	72,129,738	72,598,157	76,827,514

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23): Net advertising revenues 55,565 71,048 98,413 14,174 Paid services revenues 291,610 276,712 122,844 17,693 Cost of revenues (45,917) (49,363) (29,057) (4,185) Sales and marketing expenses (1,246) (1,788) (1,277) (184) General and administrative expenses (354) (1,812) (260) (37)